Trust Account (Tables)	12 Months Ended
Dec. 31, 2023
Debt Securities, Available-for-Sale and Held-to-Maturity, after Allowance for Credit Loss [Abstract]
Summary of Available-for-sale Securities Reconciliation	Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)
Money market fund as of December 31, 2022	$441,037
Money market fund as of December 31, 2023	$794,750,266

Summary of excluding gross unrealized holding gain
The carrying value, excluding gross unrealized holding gain and fair value of held to maturity securities on December 31, 2022, is as follows:

	Amortized Cost	Gross Holding Gain	Quoted Prices in Active Markets (Level 1)
U.S. Government Treasury Securities as of December 31, 2022 (1)	$759,271,905	$161,421	$759,433,326

(1)	Maturity date March 23, 2023.